Convertible Debentures (Details) - Schedule of estimated fair value of working capital loan - Convertible debentures [Member]	3 Months Ended
Mar. 31, 2023
Convertible Debentures (Details) - Schedule of estimated fair value of working capital loan [Line Items]
Volatility	39.50%
Risk-free rate	3.72%
Contractual term (years)	3 years 10 months 6 days